Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Invested Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)(1)(2)	Compensation Actually Paid to PEO ($) (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)(5)	Total Shareholder Return ($) (f)(6)	Dow Jones Recreational Products Index Total Shareholder Return ($) (g)(7)	Net Income ($) ($M) (h)(8)	Adjusted EBITDA ($) ($M) (i)(9)

2023	4,535,792	5,847,922	1,128,644	591,110	112.92	128.93	107.91	284.04
2022	4,838,018	2,059,911	1,683,805	557,849	101.46	108.84	163.43	246.53
2021	4,480,177	7,487,216	1,932,208	3,351,361	141.15	150.49	114.28	190.1

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our PEO was Jack D. Springer during fiscal years 2021 through 2023.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2023	2022	2021
Ritchie Anderson	Ritchie Anderson	Ritchie Anderson
Wayne Wilson	Wayne Wilson	Wayne Wilson
David Black

Peer Group Issuers, Footnote	The peer group used is the Dow Jones U.S. Recreational Products Index, as used in the company's performance graph found in the company’s 10-k. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the start of the first fiscal year reported in the table (June 30, 2020) assuming all dividends paid from the start of the measurement period through end of the measurement period (June 30, 2023) are reinvested.
PEO Total Compensation Amount	$ 4,535,792	$ 4,838,018	$ 4,480,177
PEO Actually Paid Compensation Amount	$ 5,847,922	2,059,911	7,487,216
Adjustment To PEO Compensation, Footnote

	2023	2022	2021
Summary Compensation Table Total	$4,535,792	$4,838,018	$4,480,177
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,169,642)	(3,062,887)	(2,186,862)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,540,516	2,158,796	2,871,997
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	506,994	(1,887,490)	2,014,304
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	434,262	13,474	307,600
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	$5,847,922	$2,059,911	$7,487,216
*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation “and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 1,128,644	1,683,805	1,932,208
Non-PEO NEO Average Compensation Actually Paid Amount	$ 591,110	557,849	3,351,361
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2023	2022	2021
Summary Compensation Table Total	$1,128,644	$1,683,805	$1,932,208
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(634,332)	(890,926)	(971,799)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	359,933	627,987	1,276,279
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(265,148)	(868,598)	965,382
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,760	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	136,738	5,581	149,291
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(137,485)	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	$591,110	$557,849	$3,351,361
*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation “ and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus TSR
Tabular List, Table

Tabular List
Adjusted EBITDA
Relative Total Shareholder Return
Net Income

Total Shareholder Return Amount	$ 112.92	101.46	141.15
Peer Group Total Shareholder Return Amount	128.93	108.84	150.49
Net Income (Loss)	$ 107,910,000	$ 163,430,000	$ 114,280,000
Company Selected Measure Amount	284,040,000.00	246,530,000	190,100,000
PEO Name	Jack D. Springer
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the start of the first fiscal year reported in the table (June 30, 2020) assuming all dividends paid from the start of the measurement period through end of the measurement period (June 30, 2023) are reinvested.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	In the Company's assessment Adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the company in 2023 to link compensation actually paid to performance. The company defines adjusted EBITDA as net income before interest expense, income taxes, depreciation, amortization and non-cash, non-recurring or non-operating expenses, including settlement of litigation claims, certain professional fees, acquisition and integration-related expenses, non- cash compensation expense and adjustments to our tax receivable agreement liability.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards, Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,169,642)	$ (3,062,887)	$ (2,186,862)
PEO | Equity Awards, Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,540,516	2,158,796	2,871,997
PEO | Equity Awards, Change In Fair Value Of Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,994	(1,887,490)	2,014,304
PEO | Equity Awards, Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,262	13,474	307,600
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards, Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,332)	(890,926)	(971,799)
Non-PEO NEO | Equity Awards, Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,933	627,987	1,276,279
Non-PEO NEO | Equity Awards, Change In Fair Value Of Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,148)	(868,598)	965,382
Non-PEO NEO | Equity Awards, Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,760	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,738	5,581	149,291
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,485)	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0